MERGER TRANSACTION	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
MERGER TRANSACTION
MERGER TRANSACTION
On August 12, 2010, the Merger was completed and K2M became a wholly-owned subsidiary of the Company. K2M entered into such Transaction for the purpose of obtaining additional equity financing and gaining additional management resources.
Upon the closing of the Transaction, K2M and its stockholders were paid total cash consideration of approximately $169,402, of which $14,900 was placed in escrow. In addition, the stockholders were entitled to receive additional cash consideration if K2M’s Core Business Revenues (as defined in the Merger Agreement) during the four fiscal years ending on December 31, 2014 exceeded specific targets. In February 2012, $8,527 was released from the escrow and distributed to holders of equity securities of K2M (K2M Investors). In December 2012, Amendment No. 2 to the Agreement and Plan of Merger (Amendment No. 2) was executed for the purposes of (1) releasing and distributing all remaining escrow cash to K2M Investors and (2) paying $500 to eligible K2M Investors as settlement of all future contingent consideration obligations, thereby eliminating any contingent consideration obligation that was provided for pursuant to the Merger Agreement. Additionally, certain eligible K2M Investors were given the right to receive additional contingent merger consideration of $7,500, if a qualifying event, as defined, occurred prior to June 30, 2013 and $3,500, if a qualifying event, as defined, occurred after June 30, 2013 but before January 1, 2014, which lapsed when no such qualifying event occurred.
Up and until the execution of Amendment No. 2 in December 2012, as described above, changes in the fair value of the contingent consideration liability resulted from either the passage of time or events occurring after the acquisition date, such as changes in the estimate of the probability of recording the Core Business Revenues. The fair value of the contingent consideration (Level 3) was measured based on the present value of the consideration expected to be transferred using a discounted cash flow analysis. The discount rate is a significant unobservable input in such present value computations. Discount rates ranged between 15.0% and 17.5% depending on the risk associated with the cash flows. The Company recorded a reduction to the contingent consideration liability of $50,436 and $324 for the years ended December 31, 2011 and 2012, respectively, which reduced the Company’s liability for such consideration to $324 at December 31, 2011 and $0 at December 31, 2012 and December 31, 2013, respectively. The changes to the fair value in the contingent consideration liability that occurred in 2011 and 2012 are recorded separately in the Company’s consolidated statements of operations.